Acquisition of Fiberblaze (Schedule of Purchase Price Allocation ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 10, 2014
Purchase price allocation
Goodwill	$ 12,242	$ 0
Fiberblaze [Member]
Purchase price allocation
Cash and cash equivalents			113
Trade and other receivables			764
Inventories			1,116
Fixed assets			29
Trade and other payables			(854)
Deferred tax liability			(562)
Goodwill			12,242
Total purchase price			14,844
Fiberblaze [Member] | Customer relationships [Member]
Purchase price allocation
Intangibles assets			540
Fiberblaze [Member] | Current technology [Member]
Purchase price allocation
Intangibles assets			$ 1,456